SUPPLEMENT DATED AUGUST 18, 2004
                                      TO THE
           PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR II PROSPECTUS
                               DATED APRIL 30, 2004

The following changes have been made for Policies dated August 23, 2004 or after:

The Death Benefit Guarantee Rider description on page 20 is expanded so that the "level of premium (planned or paid) at issue, determines whether the no-lapse guarantee is extended to the insured's attained age 65 or attained age 85 or attained age 100."


The following replaces the "Premiums Affecting Guarantee Provisions" section beginning on page 23:


PREMIUMS AFFECTING GUARANTEE PROVISIONS


Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to terminate during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.


The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
    (a) is the sum of premiums paid;
    (b) is the sum of all loan indebtedness and partial surrenders; and
    (c) is the sum of the no-lapse guarantee monthly premiums since the policy date to the most recent monthly date.

If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may terminate in the first five policy years.


If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-lapse guarantee provision. You choose whether you want the no-lapse guarantee period to extend to the insured's attained age 65, attained age 85 or attained age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.


The premium requirement is ((a) divided by 1,000) times (b) where:
    (a) is the policy face amount; and
    (b) is the premium rate.

                                   EXAMPLE
    If the policy face amount is $250,000 with Death Benefit Option 2 and the insured is a 45-year old male with a risk classification of preferred non-smoker:
  -------------------------------
-------------------------------------------------------------------------------
                                    PREMIUM RATE         PREMIUM REQUIREMENT
-------------------------------------------------------------------------------
No-Lapse Guarantee                     $6.20                  $1,550.00
-------------------------------------------------------------------------------
Death Benefit Guarantee to             $6.54                  $1,635.00
attained age 65
-------------------------------------------------------------------------------
Death Benefit Guarantee to             $13.26                 $3,315.00
attained age 85
-------------------------------------------------------------------------------
Death Benefit Guarantee to             $34.48                 $8,620.00
attained age 100
-------------------------------------------------------------------------------


You choose the death benefit guarantee period based on your scheduled premium payments. The death benefit guarantee premium requirement is met if ((a) minus
(b)) is greater than or equal to (c) where:
    (a) is the sum of premiums paid;
    (b) is the sum of all loan indebtedness and partial surrenders; and
    (c) is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.

If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will terminate. If in the first five policy years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the no-lapse guarantee premium requirement.

Both the no-lapse guarantee premium and the death benefit guarantee premium rates are per $1000 of face amount and vary by issue age, gender*, death benefit option and smoking status. The no-lapse guarantee premium and the death benefit guarantee premium are shown on the current data pages.
  * For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.


Effective August 30, 2004, the following divisions are available through the
Policy:


PRINCIPAL LIFETIME STRATEGIC INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                Strategic Income Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2010 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2010 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2020 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2020 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2030 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2030 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2040 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2040 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2050 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2050 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

The prospectus for the Principal Variable Contracts Fund, Inc. which is attached to the prospectus for the Policy is amended to include the following:


PRINCIPAL LIFETIME 2010 ACCOUNT
The Account seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Account achieve its investment objective.


In deciding how to allocation the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Account's target time horizon. There are no minimum or maximum percentages in which the Account must invest in any underlying fund. As the Account is weighted toward underlying funds that invest in fixed-income securities (see table below), the Account is more subject to the risk of interest rate changes and credit risk than to the risks associated with a stock funds. At any time, Principal may add or substitute underlying funds in which the Account invests.


Principal intends to gradually shift the Account's allocation among the underlying funds so that within five to ten years after the year 2010, the Account's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Account, an Account that invests primarily in fixed-income securities. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Accounts is in the best interests of the Accounts' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY The net asset value of the Account's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Account may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

FOREIGN INVESTING Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Account's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Account's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Account(e.g., a reduction in the Account's net asset value) may leave the Account in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") The Account's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


The Account's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Account's overall price swings. However, the Account's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                       30.2%    LargeCap Value               7.9%
      Capital Value               4.3     LargeCap Stock Index        12.7
      Equity Growth               4.4     Money Market                 9.4
      Equity Income               7.0     Real Estate Securities       9.4
      Growth                      4.4     SmallCap                     3.7
      International               6.6



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.61%. The combined total expenses for the Account may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Account is August 30, 2004, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.10
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.22
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.16% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                                   1     3     5    10
 PRINCIPAL LIFETIME 2010 ACCOUNT                                                $23   $72   $125  $284


PRINCIPAL LIFETIME 2020 ACCOUNT
The Account seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Account achieve its investment objective.


In deciding how to allocation the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Account's target time horizon. There are no minimum or maximum percentages in which the Account must invest in any underlying fund. As the Account is weighted toward underlying funds that invest in equity securities (see table below), the Account is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Account invests.


Principal intends to gradually shift the Account's allocation among the underlying funds so that within five to ten years after the year 2020, the Account's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Account, an Account that invests primarily in fixed-income securities. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Accounts is in the best interests of the Accounts' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY The net asset value of the Account's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Account may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Account's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Account's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Account(e.g., a reduction in the Account's net asset value) may leave the Account in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") The Account's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                       29.3%    LargeCap Value              10.2%
      Capital Value               5.5     LargeCap Stock Index        14.9
      Equity Growth               5.7     Real Estate Securities       9.0
      Equity Income               6.7     SmallCap                     1.7
      Growth                      5.7     SmallCap Growth              1.5
      International               8.3     SmallCap Value               1.5



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Account may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Account is August 30, 2004, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.07
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.19
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.13% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                                   1     3     5    10
 PRINCIPAL LIFETIME 2020 ACCOUNT                                                $20   $62   $109  $246


PRINCIPAL LIFETIME 2030 ACCOUNT
The Account seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Account achieve its investment objective.


In deciding how to allocation the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Account's target time horizon. There are no minimum or maximum percentages in which the Account must invest in any underlying fund. As the Account is weighted toward underlying funds that invest in equity securities (see table below), the

Account is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Account invests.


Principal intends to gradually shift the Account's allocation among the underlying funds so that within five to ten years after the year 2030, the Account's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Account, an Account that invests primarily in fixed-income securities. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Accounts is in the best interests of the Accounts' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY The net asset value of the Account's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Account may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Account's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Account's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Account(e.g., a reduction in the Account's net asset value) may leave the Account in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") The Account's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

CREDIT RISK Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.


UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                       22.1%    LargeCap Value              12.4%
      Capital Value               6.7     LargeCap Stock Index        17.6
      Equity Growth               6.9     Real Estate Securities       6.8
      Equity Income               5.1     SmallCap                     1.8
      Growth                      6.9     SmallCap Growth              1.9
      International               9.9     SmallCap Value               1.9



As the inception date of the Account is August 30, 2004, historical performance data is not available.


FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.07
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.19
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.16% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                                   1     3     5    10
 PRINCIPAL LIFETIME 2030 ACCOUNT                                                $20   $62   $109  $246

PRINCIPAL LIFETIME 2040 ACCOUNT
The Account seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Account achieve its investment objective.


In deciding how to allocation the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Account's target time horizon. There are no minimum or maximum percentages in which the Account must invest in any underlying fund. As the Account is heavily weighted toward underlying funds that invest in equity securities (see table below), the Account is subject to the risks associated with stock funds. The Account also invests to a limited degree in underlying funds that invest in fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Account invests.


Principal intends to gradually shift the Account's allocation among the underlying funds so that within five to ten years after the year 2040, the Account's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Account, an Account that invests primarily in fixed-income securities. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Accounts is in the best interests of the Accounts' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY The net asset value of the Account's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Account may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Account's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Account's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Account(e.g., a reduction in the Account's net asset value) may leave the Account in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") The Account's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                       16.1%    LargeCap Value              14.6%
      Capital Value               7.9     LargeCap Stock Index        20.0
      Equity Growth               8.2     Real Estate Securities       3.8
      Equity Income               3.1     SmallCap                     2.2
      Growth                      8.2     SmallCap Growth              2.2
      International              11.5     SmallCap Value               2.2



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.66%. The combined total expenses for the Account may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Account is August 30, 2004, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.23
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.35
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.14% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                                   1     3     5    10
 PRINCIPAL LIFETIME 2040 ACCOUNT                                                $36   $113  $198  $446


PRINCIPAL LIFETIME 2050 ACCOUNT
The Account seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Account invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Account achieve its investment objective.


In deciding how to allocation the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Account's target time horizon. There are no minimum or maximum percentages in which the Account must invest in any underlying fund. As the Account primarily invests in underlying funds that invest in equity securities (see table below), the primarily risks of the Account are those associated with stock funds. The Account also invests in fixed-income underlying funds. At any time, Principal may add or substitute underlying funds in which the Account invests.


Principal intends to gradually shift the Account's allocation among the underlying funds so that within five to ten years after the year 2050, the Account's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Account, an Account that invests primarily in fixed-income securities. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Accounts is in the best interests of the Accounts' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY The net asset value of the Account's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Account may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Account's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Account's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Account(e.g., a reduction in the Account's net asset value) may leave the Account in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") The Account's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                        7.8%    LargeCap Value              16.9%
      Capital Value               9.2     LargeCap Stock Index        22.3
      Equity Growth               9.5     Real Estate Securities       2.4
      Equity Income               1.8     SmallCap                     2.4
      Growth                      9.5     SmallCap Growth              2.5
      International              13.2     SmallCap Value               2.5



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.68%. The combined total expenses for the Account may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Account is August 30, 2004, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.42
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.54
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.13% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                                   1     3     5    10
 PRINCIPAL LIFETIME 2050 ACCOUNT                                                $55   $174  $303  $680


PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
The Account seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Account invests in shares of other Principal Variable Contracts Fund Accounts (the "underlying funds"). The underlying funds are intended to give the Account moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Account invests.

In deciding how to allocate the Account's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions.As the Account invests primarily in underlying funds that invest in fixed-income securities (see table below), the Account is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. The Account may also invest in underlying funds which invest primarily in equity securities.

MAIN RISKS
The Account's investments are concentrated in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES The value of fixed-income securities held by the Account may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Account may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing.Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolio. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). Purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
Principal anticipates initially allocating Account assets among the underlying funds as follows:

      Bond                       31.0%    LargeCap Value               5.5%
      Capital Value               3.0     LargeCap Stock Index        10.5
      Equity Growth               3.1     Money Market                19.3
      Equity Income               7.2     Real Estate Securities       9.5
      Growth                      3.1     SmallCap                     2.8
      International               5.0



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.59%. The combined total expenses for the Account may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Account is August 30, 2004, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS
(These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or
                                                        -
fees were included, overall expenses would be higher and would lower the Account's performance.)

 ACCOUNT OPERATING EXPENSES

 Management Fees..................         0.12
 Other Expenses...................         0.26
                                           ----
  TOTAL ACCOUNT OPERATING EXPENSES         0.38
  The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 0.14% through April 30, 2005. The Manager may not continue this arrangement after May 1, 2005.
  The Account as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2003, the operating expenses of the underlying funds ranged from 0.39% to 1.84%. The
  Account's investment return is net of the underlying funds' operating expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. If the operating expenses of the underlying funds, separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------
                                                                                 1     3     5    10
 PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT                                  $39   $123  $215  $484